UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

FORM N-Q

MARCH 31, 2015

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 61.4%
Angola - 0.2%
Republic of Angola, Senior Notes	7.000%	8/16/19	940,000		$947,830	(a)

Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	3,335,000		3,249,958

Brazil - 1.7%
Federative Republic of Brazil, Notes	10.000%	1/1/17	31,489,000	BRL	9,402,736

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	530,000		561,923	(b)
Republic of Chile, Senior Notes	3.875%	8/5/20	2,636,000		2,890,374	(c)

Total Chile					3,452,297

Colombia - 4.6%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	4,920,000		5,084,820	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	7,751,000		10,405,717	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	970,000		1,156,725	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	7,545,000		8,952,143	(c)

Total Colombia					25,599,405

Costa Rica - 0.5%
Republic of Costa Rica, Notes	7.000%	4/4/44	2,580,000		2,631,600	(b)

Croatia - 1.7%
Republic of Croatia, Notes	5.500%	4/4/23	3,900,000		4,158,375	(b)
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,860,000		2,071,575	(b)
Republic of Croatia, Senior Notes	5.500%	4/4/23	2,980,000		3,177,425	(a)

Total Croatia					9,407,375

Dominican Republic - 0.6%
Dominican Republic, Senior Notes	5.500%	1/27/25	2,890,000		2,998,375	(b)
Dominican Republic, Senior Notes	6.850%	1/27/45	580,000		611,900	(b)

Total Dominican Republic					3,610,275

Ecuador - 0.7%
Republic of Ecuador, Notes	7.950%	6/20/24	230,000		204,125	(b)
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	1,560,000		1,571,700	(b)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	2,196,000		1,948,950	(b)

Total Ecuador					3,724,775

El Salvador - 0.2%
Republic of El Salvador, Notes	6.375%	1/18/27	1,270,000		1,276,350	(b)

Gabon - 0.3%
Gabonese Republic, Bonds	6.375%	12/12/24	1,990,000		1,885,525	(b)

Ghana - 0.3%
Republic of Ghana, Bonds	8.125%	1/18/26	1,600,000		1,522,928	(b)

Honduras - 0.4%
Republic of Honduras, Senior Notes	7.500%	3/15/24	2,120,000		2,273,700	(a)

Hungary - 2.6%
Republic of Hungary, Senior Notes	4.000%	3/25/19	6,420,000		6,712,161
Republic of Hungary, Senior Notes	5.750%	11/22/23	6,628,000		7,655,340

Total Hungary					14,367,501

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 7.1%
Republic of Indonesia, Notes	3.750%	4/25/22	15,590,000		$15,940,775	(a)(c)
Republic of Indonesia, Notes	5.250%	1/17/42	10,550,000		11,169,812	(b)
Republic of Indonesia, Notes	5.250%	1/17/42	1,100,000		1,164,625	(a)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	675,000		762,750	(a)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,650,000		2,013,000	(a)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,527,000		1,670,156	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	213,000		232,969	(a)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	2,440,000		2,403,400	(b)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	3,701,000		4,288,534	(b)

Total Indonesia					39,646,021

Ivory Coast - 1.0%
Republic of Cote D’Ivoire, Bonds	5.375%	7/23/24	3,960,000		3,781,800	(b)
Republic of Cote D’Ivoire, Bonds	6.375%	3/3/28	1,550,000		1,557,750	(b)

Total Ivory Coast					5,339,550

Kenya - 1.0%
Republic of Kenya, Senior Notes	5.875%	6/24/19	3,010,000		3,105,567	(b)
Republic of Kenya, Senior Notes	6.875%	6/24/24	2,530,000		2,654,603	(b)

Total Kenya					5,760,170

Lithuania - 1.3%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	5,820,000		6,979,053	(b)(c)

Mexico - 3.4%
United Mexican States, Bonds	8.000%	6/11/20	75,137,000	MXN	5,534,326
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,128,000		1,398,720	(c)
United Mexican States, Senior Notes	5.125%	1/15/20	80,000		89,880	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,046,000		5,344,975	(c)
United Mexican States, Senior Notes	3.600%	1/30/25	4,840,000		4,991,250
United Mexican States, Senior Notes	4.750%	3/8/44	442,000		466,310	(c)
United Mexican States, Senior Notes	4.600%	1/23/46	889,000		913,448

Total Mexico					18,738,909

Nigeria - 0.1%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	600,000		605,400	(b)

Pakistan - 0.6%
Republic of Pakistan, Bonds	7.250%	4/15/19	2,640,000		2,726,843	(b)
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	571,000		589,672	(b)
Republic of Pakistan, Senior Bonds	6.875%	6/1/17	300,000		309,810	(a)

Total Pakistan					3,626,325

Panama - 0.2%
Republic of Panama, Senior Bonds	9.375%	4/1/29	900,000		1,381,500

Paraguay - 0.7%
Republic of Paraguay, Senior Bonds	4.625%	1/25/23	440,000		457,600	(a)
Republic of Paraguay, Senior Notes	6.100%	8/11/44	3,280,000		3,616,200	(b)

Total Paraguay					4,073,800

Peru - 5.0%
Republic of Peru, Bonds	6.550%	3/14/37	2,388,000		3,190,965	(c)
Republic of Peru, Global Senior Bonds	7.350%	7/21/25	6,000,000		8,190,000	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	10,325,000		16,455,469	(c)

Total Peru					27,836,434

Philippines - 2.5%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	1,660,000		2,334,375
Republic of Philippines, Senior Bonds	5.000%	1/13/37	7,080,000		8,699,550
Republic of Philippines, Senior Bonds	3.950%	1/20/40	2,600,000		2,772,250

Total Philippines					13,806,175

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Poland - 2.8%
Republic of Poland, Senior Notes	5.125%	4/21/21	5,750,000	$6,619,975	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	7,752,000	8,924,490	(c)

Total Poland				15,544,465

Romania - 0.2%
Republic of Romania, Senior Notes	4.875%	1/22/24	800,000	890,000	(b)

Russia - 5.2%
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	105,000	126,492	(a)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	20,138,630	23,157,411	(a)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	5,600,000	5,362,672	(b)

Total Russia				28,646,575

Sri Lanka - 1.0%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	5,430,000	5,579,325	(b)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	430,000	435,375	(b)

Turkey - 9.3%
Republic of Turkey, Notes	6.750%	5/30/40	2,360,000	2,929,067	(c)
Republic of Turkey, Notes	4.875%	4/16/43	2,490,000	2,468,212	(c)
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,610,000	1,768,988
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,250,000	1,396,375
Republic of Turkey, Senior Bonds	11.875%	1/15/30	6,800,000	12,022,196	(c)
Republic of Turkey, Senior Notes	7.500%	7/14/17	1,240,000	1,384,274
Republic of Turkey, Senior Notes	7.500%	11/7/19	2,500,000	2,925,000	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	21,387,000	26,568,428	(c)

Total Turkey				51,462,540

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	1,250,000	1,303,125
Republic of Uruguay, Senior Notes	4.500%	8/14/24	3,770,000	4,099,875

Total Uruguay				5,403,000

Venezuela - 2.9%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	20,120,000	7,042,000	(a)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	680,000	274,720	(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.375%	1/13/34	8,661,000	3,221,892	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.000%	12/1/18	7,220,000	2,960,200	(a)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,425,000	2,345,125	(a)(c)
Bolivarian Republic of Venezuela, Senior Notes	7.650%	4/21/25	1,674,000	573,345	(c)

Total Venezuela				16,417,282

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	1,010,000		$1,148,875	(a)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	4,280,000		4,477,950	(b)

Total Vietnam					5,626,825

TOTAL SOVEREIGN BONDS (Cost - $332,401,905)					341,150,979

CONVERTIBLE BONDS & NOTES - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Axtel SAB de CV, Senior Secured Notes (Cost - $1,192,382)	9.000%	1/31/20	8,661,200	MXN	1,022,071	(b)(c)

CORPORATE BONDS & NOTES - 50.7%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	750,000		932,387	(c)
Myriad International Holdings BV, Senior Notes	6.000%	7/18/20	1,190,000		1,323,875	(b)

TOTAL CONSUMER DISCRETIONARY					2,256,262

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Bonds	3.000%	11/12/18	635,000		647,025	(a)
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	410,000		443,323	(a)

Total Food & Staples Retailing					1,090,348

Food Products - 0.8%
Marfrig Holding Europe BV, Senior Notes	8.375%	5/9/18	820,000		779,000	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,640,000		1,398,100	(b)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,210,000		1,155,550	(b)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	2,000,000		120,000	(a)(e)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	4,400,000		871,200	(b)(e)

Total Food Products					4,323,850

TOTAL CONSUMER STAPLES					5,414,198

ENERGY - 23.9%
Energy Equipment & Services - 1.0%
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	2,980,000		2,401,880	(a)
Offshore Drilling Holding SA, Senior Secured Notes	8.625%	9/20/20	2,510,000		2,023,060	(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,700,000		1,329,400	(b)

Total Energy Equipment & Services					5,754,340

Oil, Gas & Consumable Fuels - 22.9%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,300,000		1,414,283	(a)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	2,462,734		2,696,694	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,470,000		1,733,130	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	450,000		420,953
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,710,000		1,431,400	(b)
GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes	7.500%	2/11/20	1,620,000		1,263,600	(b)(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	957,000		996,662	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	7,730,000		7,745,460	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,145,000		2,112,825	(a)
Lukoil International Finance BV, Senior Notes	3.416%	4/24/18	2,704,000		2,496,468	(b)
Oleoducto Central SA, Senior Notes	4.000%	5/7/21	1,500,000		1,488,750	(b)(c)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	1,380,000		1,451,956	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	2,394,000		1,586,025	(a)(c)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	6,200,000		4,152,140	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,670,000	$1,118,399	(a)(c)
Pacific Rubiales Energy Corp., Senior Notes	5.125%	3/28/23	3,150,000	1,850,625	(b)(c)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	706,000	739,535	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	378,000	395,955	(b)
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	10,109,000	11,625,350
Petrobras Global Finance BV, Senior Notes	3.250%	3/17/17	900,000	832,500
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	6,055,000	5,242,540
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	900,000	844,515
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	5,535,000	5,056,555
Petroleos de Venezuela SA, Bonds	6.000%	5/16/24	2,140,000	703,632	(a)(c)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	8,590,000	5,690,875	(a)(c)
Petroleos Mexicanos, Notes	8.000%	5/3/19	670,000	804,838
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,210,000	10,154,025	(c)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	980,000	959,420
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	2,270,000	2,301,212	(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	439,000	491,900
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,710,000	1,739,925	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,670,000	3,187,312	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	9,290,000	10,441,867	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	756,000	849,740	(a)
PT Pertamina Persero, Notes	5.250%	5/23/21	3,430,000	3,666,670	(b)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	1,310,000	1,367,771	(b)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,650,000	1,662,375	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,910,000	2,960,925	(b)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	3,216,000	3,847,912	(a)(c)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	3,360,000	3,590,446	(b)(c)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	2,430,000	2,482,512	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	4/10/19	2,500,000	2,534,610	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	830,000	901,700	(a)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	4,830,000	5,259,686	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,710,000	2,709,187	(b)(c)

Total Oil, Gas & Consumable Fuels				127,004,860

TOTAL ENERGY				132,759,200

FINANCIALS - 1.9%
Banks - 0.8%
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	500,000	508,600	(b)(f)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	1,500,000	1,573,443	(a)
Export-Import Bank of India, Senior Notes	3.875%	10/2/19	1,300,000	1,365,520	(a)
Industrial & Commercial Bank of China Ltd., Senior Notes	3.231%	11/13/19	740,000	762,161

Total Banks				4,209,724

Real Estate Management & Development - 1.1%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	1,280,000	1,391,868	(a)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	1,000,000	1,003,000	(a)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	1,200,000	1,249,500	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,330,000	1,343,300	(a)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	1,400,000	1,415,992	(a)

Total Real Estate Management & Development				6,403,660

TOTAL FINANCIALS				10,613,384

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.7%
Building Products - 0.2%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,400,000	$1,288,000	(b)

Construction & Engineering - 1.6%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	660,000	662,595	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	4,730,000	3,781,635	(b)(c)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	4,351,000	3,556,943	(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	664,300	511,511	(b)

Total Construction & Engineering				8,512,684

Industrial Conglomerates - 0.7%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	440,000	469,480	(b)
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	500,000	551,500	(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	2,645,000	2,852,651	(b)(c)

Total Industrial Conglomerates				3,873,631

Transportation Infrastructure - 0.2%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	1,100,000	1,168,750	(b)

TOTAL INDUSTRIALS				14,843,065

MATERIALS - 11.9%
Chemicals - 2.7%
Alpek SA de CV, Senior Notes	4.500%	11/20/22	2,917,000	2,991,384	(b)(c)
Braskem Finance Ltd., Senior Notes	7.000%	5/7/20	197,000	197,630	(a)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	5,650,000	5,812,437	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	971,000	1,023,920	(b)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	2,480,000	2,455,200	(b)(c)
OCP SA, Senior Notes	5.625%	4/25/24	2,500,000	2,728,125	(b)

Total Chemicals				15,208,696

Construction Materials - 1.0%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	1,350,000	1,302,750	(b)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	400,000	386,000	(a)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	1,350,000	1,437,750	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,480,000	1,498,056	(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,150,000	957,375	(b)

Total Construction Materials				5,581,931

Metals & Mining - 7.0%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	1,262,000	1,361,067
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,800,000	1,896,107	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	3,000,000	3,171,735	(b)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	2,030,000	2,010,173	(a)(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,550,000	1,371,750	(b)(c)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,506,000	1,332,810	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	1,250,000	1,283,275	(b)
Evraz Group SA, Senior Notes	9.500%	4/24/18	1,870,000	1,919,780	(a)
Samarco Mineracao SA, Senior Notes	4.125%	11/1/22	3,710,000	3,348,275	(b)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,700,000	1,611,447	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	1,240,000	1,382,600	(c)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	110,000	126,559
Southern Copper Corp., Senior Notes	6.750%	4/16/40	4,750,000	5,111,475	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,080,000	989,874
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	820,000	791,300	(b)
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,430,000	2,727,918	(c)
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,063,000	2,005,649	(c)
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	800,000	800,400	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	4,570,000	4,638,550	(a)(c)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	880,000	788,471	(a)

Total Metals & Mining				38,669,215

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.2%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	525,000	$617,635
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	955,000	1,007,274	(c)
Inversiones CMPC SA, Notes	4.750%	1/19/18	1,540,000	1,618,778	(b)(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	1,060,000	1,083,354	(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,200,000	1,240,992	(b)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	970,000	943,325	(b)

Total Paper & Forest Products				6,511,358

TOTAL MATERIALS				65,971,200

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.9%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	7,196,000	6,467,045	(b)(c)
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	510,000	457,725	(a)
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	1,440,000	1,593,000	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	1,450,000	1,517,185	(b)(c)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	1,380,000	1,522,775	(b)(c)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	1,850,000	1,634,475	(b)(c)
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	1,870,000	1,854,806	(b)(c)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	1,330,000	1,326,675	(b)(c)

Total Diversified Telecommunication Services				16,373,686

Wireless Telecommunication Services - 1.6%
Indosat Palapa Co. BV, Senior Notes	7.375%	7/29/20	1,882,000	1,973,747	(b)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	437,228	(b)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	7,600,000	6,612,000	(a)

Total Wireless Telecommunication Services				9,022,975

TOTAL TELECOMMUNICATION SERVICES				25,396,661

UTILITIES - 4.4%
Electric Utilities - 1.9%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	1,200,000	1,281,000	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,960,000	3,504,640	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	650,000	712,563	(a)
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	1,150,000	1,164,587	(b)(c)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	3,750,000	4,069,522	(a)

Total Electric Utilities				10,732,312

Gas Utilities - 1.0%
Empresa de Energia de Bogota SA, Senior Notes	6.125%	11/10/21	1,300,000	1,397,500	(b)(c)
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	1,680,000	1,707,720	(b)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	530,000	529,841	(a)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,900,000	2,004,500	(b)

Total Gas Utilities				5,639,561

Independent Power and Renewable Electricity Producers - 1.2%
AES Gener SA, Notes	5.250%	8/15/21	1,510,000	1,627,995	(b)(c)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	760,000	790,465
First Gen Corp., Senior Notes	6.500%	10/9/23	1,230,000	1,309,950	(a)
Korea East-West Power Co., Ltd., Senior Notes	2.500%	6/2/20	2,620,000	2,650,507	(b)

Total Independent Power and Renewable Electricity Producers				6,378,917

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,320,000	$1,560,900	(b)(c)

TOTAL UTILITIES				24,311,690

TOTAL CORPORATE BONDS & NOTES (Cost - $293,049,086)				281,565,660

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $364,095)		4/15/20	11,745	86,619

TOTAL INVESTMENTS - 112.3% (Cost - $627,007,468#)				623,825,329
Liabilities in Excess of Other Assets - (12.3)%				(68,158,000)

TOTAL NET ASSETS - 100.0%				$555,667,329

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	The coupon payment on these securities is currently in default as of March 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. High current income is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$341,150,979	—	$341,150,979
Convertible bonds & notes	—	1,022,071	—	1,022,071
Corporate bonds & notes	—	281,565,660	—	281,565,660
Warrants	—	86,619	—	86,619

Total investments	—	$623,825,329	—	$623,825,329

Other financial instruments:
Forward foreign currency contracts	—	$342,117	—	$342,117

Total	—	$624,167,446	—	$624,167,446

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$96,559	—	$96,559

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,094,123
Gross unrealized depreciation	(51,276,262)

Net unrealized depreciation	$(3,182,139)

At March 31, 2015, the Fund had the following open reverse repurchase agreement:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreement
JPMorgan Chase & Co.	-5.50%	3/27/2015	4/18/15	$8,579,190

On March 31, 2015, the total market value of underlying collateral (refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $8,360,348.

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	346,078,145	SGD	7,456,974	Deutsche Bank AG	5/15/15	$55,717
MXN	37,100,000	USD	2,383,017	Barclays Bank PLC	6/15/15	37,862
USD	6,102,457	MXN	95,000,000	Barclays Bank PLC	6/15/15	(96,559)
USD	10,334,741	BRL	32,897,549	Citibank, N.A.	6/15/15	248,538

Total						$245,558

Abbreviations used in this table:

BRL	— Brazilian Real
INR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 22, 2015